Concentrations and Risks (Details)	12 Months Ended
	Dec. 31, 2016 item customer	Dec. 31, 2015 item customer	Dec. 31, 2014 item customer
Service providers | Bandwidth and server custody service provider
Concentrations and Risks
Total number of telecommunications service providers	14	14	13
Number of service providers provided by 10% or more of the Group's bandwidth and server custody expenditure	3	3	3
Concentration risk (as a percent)	79.50%	83.00%	90.20%
Service providers | Bandwidth and server custody service provider | Equal to or more than
Concentrations and Risks
Threshold for disclosure of risk (as a percent)	10.00%	10.00%	10.00%
Accounts receivable | Credit risk
Concentrations and Risks
Number of distribution channel	1	1
Accounts receivable | Credit risk | Distribution channel A
Concentrations and Risks
Concentration risk (as a percent)	55.60%	35.90%
Accounts receivable | Credit risk | Equal to or more than
Concentrations and Risks
Threshold for disclosure of risk (as a percent)	10.00%	10.00%
Total net revenues | Major Customers
Concentrations and Risks
Number of customers | customer	0	0	0
Total net revenues | Major Customers | Equal to or more than
Concentrations and Risks
Threshold for disclosure of risk (as a percent)	10.00%	10.00%	10.00%
Total net revenues | Self-developed Massively Multi-player Online Role-playing Games
Concentrations and Risks
Concentration risk (as a percent)	46.30%	42.20%	31.40%
Total net game revenues | Mobile Games
Concentrations and Risks
Concentration risk (as a percent)	61.90%	45.70%	8.00%
Short-term investments | Credit risk | Equal to or more than
Concentrations and Risks
Effective yields of held-to-maturity investments and other short-term investments	1.90%
Short-term investments | Credit risk | Less than
Concentrations and Risks
Effective yields of held-to-maturity investments and other short-term investments	5.30%